UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-07687

Nuveen Strategy Funds, Inc.

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: August 31

Date of reporting period: November 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen Strategy Aggressive Growth Allocation Fund

Portfolio of Investments	November 30, 2015 (Unaudited)

Shares	Description (1), (2)	Value

	LONG-TERM INVESTMENTS – 97.8%

	ABSOLUTE RETURN FUNDS – 7.5%

	Affiliated Absolute Return Funds – 7.5%

638,952	Nuveen Tactical Market Opportunities Fund (Class I)	$6,613,156
	Total Absolute Return Funds (cost $6,881,463)	6,613,156

	COMMODITY FUNDS – 4.0%

	Affiliated Commodity Funds – 3.6%

283,759	Nuveen Gresham Diversified Commodity Strategy Fund (Class I), (3)	3,203,642
	Total Affiliated Commodity Funds (cost $3,979,183)	3,203,642

	Non-Affiliated Commodity Funds – 0.4%

40,600	United States Natural Gas Fund, (3)	354,032
	Total Non-Affiliated Commodity Funds (cost $470,981)	354,032
	Total Commodity Funds (cost $4,450,164)	3,557,674

	EQUITY FUNDS – 78.3%

	Affiliated Equity Funds – 78.3%

568,933	Nuveen Dividend Value Fund (Class R6)	9,074,480

189,248	Nuveen International Growth Fund (Class I)	7,473,410

135,223	Nuveen Large Cap Core Fund (Class I)	3,626,678

69,037	Nuveen Large Cap Growth Opportunities Fund (Class R6)	2,793,249

180,509	Nuveen Large Cap Select Fund (Class I)	3,749,178

161,010	Nuveen Large Cap Value Fund (Class I)	3,889,991

326,279	Nuveen NWQ Large-Cap Value Fund (Class I)	3,967,549

41,927	Nuveen Real Asset Income Fund (Class I)	929,099

78,156	Nuveen Real Estate Securities Fund (Class R6)	1,863,242

80,622	Nuveen Santa Barbara Dividend Growth Fund (Class R6)	2,842,727

119,878	Nuveen Small Cap Growth Opportunities Fund (Class I)	3,048,493

39,982	Nuveen Small Cap Select Fund (Class I)	534,564

142,218	Nuveen Small Cap Value Fund (Class I)	3,020,719

172,060	Nuveen Symphony International Equity Fund (Class I)	3,159,012

78,707	Nuveen Symphony Large-Cap Growth Fund (Class I)	2,794,110

131,456	Nuveen Symphony Low Volatility Equity Fund (Class I)	3,711,000

132,107	Nuveen Tradewinds Emerging Markets Fund (Class I)	2,812,550

317,991	Nuveen Tradewinds International Value Fund (Class I)	7,348,767

60,474	Nuveen Winslow Large-Cap Growth Fund (Class R6)	2,862,834
	Total Equity Funds (cost $64,595,753)	69,501,652

	FIXED INCOME FUNDS – 8.0%

	Affiliated Fixed Income Funds – 8.0%

57,704	Nuveen Core Bond Fund (Class R6)	567,809

Nuveen Investments	1

Nuveen Strategy Aggressive Growth Allocation Fund (continued)

Portfolio of Investments	November 30, 2015 (Unaudited)

Shares	Description (1), (2)				Value

	Affiliated Fixed Income Funds (continued)

256,787	Nuveen High Yield Municipal Bond Fund (Class I)				$4,370,517

15,465	Nuveen Preferred Securities Fund (Class I)				263,831

168,808	Nuveen Short Term Bond Fund (Class R6)				1,666,133

12,437	Nuveen Strategic Income Fund (Class R6)				130,463

6,586	Nuveen Symphony Credit Opportunities Fund (Class R6)				125,004
	Total Fixed Income Funds (cost $6,856,318)				7,123,757
	Total Long-Term Investments (cost $82,783,698)				86,796,239

Shares/ Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	SHORT-TERM INVESTMENTS – 2.3%

	Money Market Funds – 0.7%

660,287	First American Treasury Obligations Fund, Class Z	0.000% (5)	N/A	N/A	$660,287

	U.S. Government and Agency Obligations – 1.6%

$1,400	U.S. Treasury Bills, (6)	0.000%	4/28/16	AAA	1,398,400
	Total Short-Term Investments (cost $2,058,717)				2,058,687
	Total Investments (cost $84,842,415) – 100.1%				88,854,926
	Other Assets Less Liabilities – (0.1)% (7)				(106,142)
	Net Assets – 100%				$88,748,784

Investments in Derivatives as of November 30, 2015

Futures Contracts outstanding:

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value*	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)
MSCI EAFE Mini Index	Long	86	12/15	$7,499,200	$(4,730)	$149,884
MSCI Emerging Markets Index	Long	68	12/15	2,788,000	(1,020)	84,532
Russell 2000® E-Mini	Short	(39)	12/15	(4,664,010)	19,110	(163,352)
S&P 500® Index	Short	(42)	12/15	(4,367,580)	21,210	(92,843)
S&P MidCap 400® E-Mini	Long	48	12/15	7,008,480	(52,320)	237,545
U.S. Dollar Index	Long	11	12/15	1,102,310	1,507	44,050
				$9,366,400	$(16,243)	$259,816
*	The aggregate Notional Amount at Value of long and short positions is $18,397,990 and $(9,031,590), respectively.

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

2	Nuveen Investments

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Absolute Return Funds	$6,613,156	$—	$—	$6,613,156
Commodity Funds	3,557,674	—	—	3,557,674
Equity Funds	69,501,652	—	—	69,501,652
Fixed Income Funds	7,123,757	—	—	7,123,757
Short-Term Investments:
Money Market Funds	660,287	—	—	660,287
U.S. Government and Agency Obligations	—	1,398,400	—	1,398,400
Investments in Derivatives:
Futures Contracts*	259,816	—	—	259,816
Total	$87,716,342	$1,398,400	$—	$89,114,742
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of November 30, 2015, the cost of investments (excluding investments in derivatives) was $85,229,952.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of November 30, 2015, were as follows:

Gross unrealized:
Appreciation	$7,276,001
Depreciation	(3,651,027)
Net unrealized appreciation (depreciation) of investments	$3,624,974

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	A copy of the most recent financial statements for the underlying funds can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov. A copy of the most recent financial statements for the affiliated underlying funds are also available by calling Nuveen Investments at (800) 257-8787 or on its website at http://www.nuveen.com.

(3)	Non-income producing; fund has not declared a dividend within the past twelve months.

(4)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade.

(5)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(6)	Investment, or portion of investment, segregated as collateral for investments in derivatives. The yield shown is the effective yield as of the end of the reporting period.

(7)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter derivatives as well as the exchange-cleared and exchange-traded derivatives, when applicable.

N/A	Not Applicable

EAFE	Europe, Australasia and Far East

MSCI	Morgan Stanley Capital International Inc.

S&P	Standard & Poor’s

Nuveen Investments	3

Nuveen Strategy Balanced Allocation Fund

Portfolio of Investments	November 30, 2015 (Unaudited)

Shares	Description (1), (2)	Value

	LONG-TERM INVESTMENTS – 98.2%

	ABSOLUTE RETURN FUNDS – 9.3%

	Affiliated Absolute Return Funds – 9.3%

2,835,163	Nuveen Tactical Market Opportunities Fund (Class I)	$29,343,939
	Total Absolute Return Funds (cost $30,861,128)	29,343,939

	COMMODITY FUNDS – 3.0%

	Affiliated Commodity Funds – 2.6%

712,025	Nuveen Gresham Diversified Commodity Strategy Fund (Class I), (3)	8,038,763
	Total Affiliated Commodity Funds (cost $10,184,748)	8,038,763

	Non-Affiliated Commodity Funds – 0.4%

142,400	United States Natural Gas Fund, (3)	1,241,728
	Total Non-Affiliated Commodity Funds (cost $1,648,921)	1,241,728
	Total Commodity Funds (cost $11,833,669)	9,280,491

	EQUITY FUNDS – 52.5%

	Affiliated Equity Funds – 52.5%

1,085,607	Nuveen Dividend Value Fund (Class R6)	17,315,438

328,209	Nuveen Global Infrastructure Fund (Class I)	3,321,470

397,324	Nuveen International Growth Fund (Class I)	15,690,311

303,738	Nuveen Large Cap Core Fund (Class I)	8,146,262

158,608	Nuveen Large Cap Growth Opportunities Fund (Class R6)	6,417,297

379,401	Nuveen Large Cap Select Fund (Class I)	7,880,160

335,074	Nuveen Large Cap Value Fund (Class I)	8,095,387

662,646	Nuveen NWQ Large-Cap Value Fund (Class I)	8,057,772

161,605	Nuveen Real Asset Income Fund (Class I)	3,581,160

197,355	Nuveen Real Estate Securities Fund (Class R6)	4,704,948

180,558	Nuveen Santa Barbara Dividend Growth Fund (Class R6)	6,366,482

457,257	Nuveen Small Cap Growth Opportunities Fund (Class I)	11,628,049

235,975	Nuveen Small Cap Select Fund (Class I)	3,154,982

541,128	Nuveen Small Cap Value Fund (Class I)	11,493,552

345,614	Nuveen Symphony International Equity Fund (Class I)	6,345,476

177,180	Nuveen Symphony Large-Cap Growth Fund (Class I)	6,289,892

284,011	Nuveen Symphony Low Volatility Equity Fund (Class I)	8,017,639

272,783	Nuveen Tradewinds Emerging Markets Fund (Class I)	5,807,544

684,161	Nuveen Tradewinds International Value Fund (Class I)	15,810,953

138,530	Nuveen Winslow Large-Cap Growth Fund (Class R6)	6,558,024
	Total Equity Funds (cost $142,688,571)	164,682,798

4	Nuveen Investments

Shares	Description (1), (2)				Value

	FIXED INCOME FUNDS – 33.4%

	Affiliated Fixed Income Funds – 33.4%

277,096	Nuveen All-American Municipal Bond Fund (Class I)				$3,214,314

3,334,896	Nuveen Core Bond Fund (Class R6)				32,815,374

1,207,163	Nuveen Core Plus Bond Fund (Class R6)				13,170,140

1,163,198	Nuveen High Yield Municipal Bond Fund (Class I)				19,797,630

169,896	Nuveen Preferred Securities Fund (Class I)				2,898,436

2,078,686	Nuveen Short Term Bond Fund (Class R6)				20,516,630

899,040	Nuveen Strategic Income Fund (Class R6)				9,430,930

161,509	Nuveen Symphony Credit Opportunities Fund (Class R6)				3,065,439
	Total Fixed Income Funds (cost $100,107,134)				104,908,893
	Total Long-Term Investments (cost $285,490,502)				308,216,121

Shares/ Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	SHORT-TERM INVESTMENTS – 1.5%

	Money Market Funds – 0.4%

1,080,209	First American Treasury Obligations Fund, Class Z	0.000% (5)	N/A	N/A	$1,080,209

	U.S. Government and Agency Obligations – 1.1%

$3,500	U.S. Treasury Bills, (6)	0.000%	4/28/16	AAA	3,496,000
	Total Short-Term Investments (cost $4,576,283)				4,576,209
	Total Investments (cost $290,066,785) – 99.7%				312,792,330
	Other Assets Less Liabilities – 0.3% (7)				1,029,009
	Net Assets – 100%				$313,821,339

Investments in Derivatives as of November 30, 2015

Futures Contracts outstanding:

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value*	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)
MSCI EAFE Mini Index	Long	181	12/15	$15,783,200	$(9,955)	$315,454
Russell 2000® E-Mini	Short	(141)	12/15	(16,862,190)	69,090	(590,580)
S&P 500® Index	Short	(112)	12/15	(11,646,880)	56,560	(238,765)
S&P MidCap 400® E-Mini	Long	132	12/15	19,273,320	(143,880)	653,249
U.S. Dollar Index	Long	37	12/15	3,707,770	5,069	148,166
				$10,255,220	$(23,116)	$287,524
*	The aggregate Notional Amount at Value of long and short positions is $38,764,290 and $(28,509,070), respectively.

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market

Nuveen Investments	5

Nuveen Strategy Balanced Allocation Fund (continued)

Portfolio of Investments	November 30, 2015 (Unaudited)

participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Absolute Return Funds	$29,343,939	$—	$—	$29,343,939
Commodity Funds	9,280,491	—	—	9,280,491
Equity Funds	164,682,798	—	—	164,682,798
Fixed Income Funds	104,908,893	—	—	104,908,893
Short-Term Investments:
Money Market Funds	1,080,209	—	—	1,080,209
U.S. Government and Agency Obligations	—	3,496,000	—	3,496,000
Investments in Derivatives:
Futures Contracts*	287,524	—	—	287,524
Total	$309,583,854	$3,496,000	$—	$313,079,854
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of November 30, 2015, the cost of investments (excluding investments in derivatives) was $292,900,424.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of November 30, 2015, were as follows:

Gross unrealized:
Appreciation	$32,570,102
Depreciation	(12,678,196)
Net unrealized appreciation (depreciation) of investments	$19,891,906

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	A copy of the most recent financial statements for the underlying funds can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov. A copy of the most recent financial statements for the affiliated underlying funds are also available by calling Nuveen Investments at (800) 257-8787 or on its website at http://www.nuveen.com.

(3)	Non-income producing; fund has not declared a dividend within the past twelve months.

(4)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade.

(5)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(6)	Investment, or portion of investment, segregated as collateral for investments in derivatives. The yield shown is the effective yield as of the end of the reporting period.

(7)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter derivatives as well as the exchange-cleared and exchange-traded derivatives, when applicable.

N/A	Not Applicable

EAFE	Europe, Australasia and Far East

MSCI	Morgan Stanley Capital International Inc.

S&P	Standard & Poor’s

6	Nuveen Investments

Nuveen Strategy Conservative Allocation Fund

Portfolio of Investments	November 30, 2015 (Unaudited)

Shares	Description (1), (2)	Value

	LONG-TERM INVESTMENTS – 98.7%

	ABSOLUTE RETURN FUNDS – 10.0%

	Affiliated Absolute Return Funds – 10.0%

1,022,574	Nuveen Tactical Market Opportunities Fund (Class I)	$10,583,641
	Total Absolute Return Funds (cost $11,292,605)	10,583,641

	COMMODITY FUNDS – 2.0%

	Affiliated Commodity Funds – 1.6%

154,130	Nuveen Gresham Diversified Commodity Strategy Fund (Class I), (3)	1,740,133
	Total Affiliated Commodity Funds (cost $2,212,435)	1,740,133

	Non-Affiliated Commodity Funds – 0.4%

48,200	United States Natural Gas Fund, (3)	420,304
	Total Non-Affiliated Commodity Funds (cost $557,787)	420,304
	Total Commodity Funds (cost $2,770,222)	2,160,437

	EQUITY FUNDS – 31.1%

	Affiliated Equity Funds – 31.1%

266,691	Nuveen Dividend Value Fund (Class R6)	4,253,723

310,167	Nuveen Global Infrastructure Fund (Class I)	3,138,890

52,827	Nuveen International Growth Fund (Class I)	2,086,139

49,350	Nuveen Large Cap Core Fund (Class I)	1,323,557

27,356	Nuveen Large Cap Growth Opportunities Fund (Class R6)	1,106,807

64,474	Nuveen Large Cap Select Fund (Class I)	1,339,128

87,032	Nuveen Large Cap Value Fund (Class I)	2,102,698

176,367	Nuveen NWQ Large-Cap Value Fund (Class I)	2,144,621

47,414	Nuveen Real Asset Income Fund (Class I)	1,050,699

30,286	Nuveen Santa Barbara Dividend Growth Fund (Class R6)	1,067,876

72,451	Nuveen Small Cap Growth Opportunities Fund (Class I)	1,842,436

174,632	Nuveen Small Cap Select Fund (Class I)	2,334,829

91,876	Nuveen Small Cap Value Fund (Class I)	1,951,455

59,520	Nuveen Symphony International Equity Fund (Class I)	1,092,792

29,894	Nuveen Symphony Large-Cap Growth Fund (Class I)	1,061,248

47,075	Nuveen Symphony Low Volatility Equity Fund (Class I)	1,328,921

44,001	Nuveen Tradewinds Emerging Markets Fund (Class I)	936,775

70,438	Nuveen Tradewinds International Value Fund (Class I)	1,627,812

23,368	Nuveen Winslow Large-Cap Growth Fund (Class R6)	1,106,251
	Total Equity Funds (cost $29,187,825)	32,896,657

	FIXED INCOME FUNDS – 55.6%

	Affiliated Fixed Income Funds – 55.6%

182,474	Nuveen All-American Municipal Bond Fund (Class I)	2,116,699

Nuveen Investments	7

Nuveen Strategy Conservative Allocation Fund (continued)

Portfolio of Investments	November 30, 2015 (Unaudited)

Shares	Description (1), (2)				Value

	Affiliated Fixed Income Funds (continued)

2,046,888	Nuveen Core Bond Fund (Class R6)				$20,141,376

909,971	Nuveen Core Plus Bond Fund (Class R6)				9,927,788

321,342	Nuveen High Yield Municipal Bond Fund (Class I)				5,469,240

245,679	Nuveen Inflation Protected Securities Fund (Class R6)				2,675,445

28,638	Nuveen Preferred Securities Fund (Class I)				488,561

1,050,540	Nuveen Short Term Bond Fund (Class R6)				10,368,826

662,373	Nuveen Strategic Income Fund (Class R6)				6,948,288

39,386	Nuveen Symphony Credit Opportunities Fund (Class R6)				747,553
	Total Fixed Income Funds (cost $59,553,549)				58,883,776
	Total Long-Term Investments (cost $102,804,201)				104,524,511

Shares/ Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	SHORT-TERM INVESTMENTS – 1.3%

	Money Market Funds – 0.7%

744,635	First American Treasury Obligations Fund, Class Z	0.000% (5)	N/A	N/A	$744,635

	U.S. Government and Agency Obligations – 0.6%

$625	U.S. Treasury Bills, (6)	0.000%	4/28/16	AAA	624,286
	Total Short-Term Investments (cost $1,368,934)				1,368,921
	Total Investments (cost $104,173,135) – 100.0%				105,893,432
	Other Assets Less Liabilities – (0.0)% (7)				(46,057)
	Net Assets – 100%				$105,847,375

Investments in Derivatives as of November 30, 2015

Futures Contracts outstanding:

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value*	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)
MSCI EAFE Mini Index	Long	79	12/15	$6,888,800	$(4,345)	$137,684
Russell 2000® E-Mini	Short	(58)	12/15	(6,936,220)	28,420	(242,933)
S&P 500® Index	Short	(31)	12/15	(3,223,690)	15,655	(155,317)
S&P MidCap 400® E-Mini	Long	29	12/15	4,234,290	(31,610)	143,517
U.S. Dollar Index	Long	13	12/15	1,302,730	1,781	52,058
				$2,265,910	$9,901	$(64,991)
*	The aggregate Notional Amount at Value of long and short positions is $12,425,820 and $(10,159,910), respectively.

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market

8	Nuveen Investments

participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Absolute Return Funds	$10,583,641	$—	$—	$10,583,641
Commodity Funds	2,160,437	—	—	2,160,437
Equity Funds	32,896,657	—	—	32,896,657
Fixed Income Funds	58,883,776	—	—	58,883,776
Short-Term Investments:
Money Market Funds	744,635	—	—	744,635
U.S. Government and Agency Obligations	—	624,286	—	624,286
Investments in Derivatives:
Futures Contracts*	(64,991)	—	—	(64,991)
Total	$105,204,155	$624,286	$—	$105,828,441
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of November 30, 2015, the cost of investments (excluding investments in derivatives) was $104,455,351.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of November 30, 2015, were as follows:

Gross unrealized:
Appreciation	$4,738,507
Depreciation	(3,300,426)
Net unrealized appreciation (depreciation) of investments	$1,438,081

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	A copy of the most recent financial statements for the underlying funds can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov. A copy of the most recent financial statements for the affiliated underlying funds are also available by calling Nuveen Investments at (800) 257-8787 or on its website at http://www.nuveen.com.

(3)	Non-income producing; fund has not declared a dividend within the past twelve months.

(4)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade.

(5)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(6)	Investment, or portion of investment, segregated as collateral for investments in derivatives. The yield shown is the effective yield as of the end of the reporting period.

(7)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter derivatives as well as the exchange-cleared and exchange-traded derivatives, when applicable.

N/A	Not Applicable

EAFE	Europe, Australasia and Far East

MSCI	Morgan Stanley Capital International Inc.

S&P	Standard & Poor’s

Nuveen Investments	9

Nuveen Strategy Growth Allocation Fund

Portfolio of Investments	November 30, 2015 (Unaudited)

Shares	Description (1), (2)	Value

	LONG-TERM INVESTMENTS – 98.4%

	ABSOLUTE RETURN FUNDS – 8.4%

	Affiliated Absolute Return Funds – 8.4%

1,268,065	Nuveen Tactical Market Opportunities Fund (Class I)	$13,124,471
	Total Absolute Return Funds (cost $13,737,450)	13,124,471

	COMMODITY FUNDS – 2.9%

	Affiliated Commodity Funds – 2.5%

351,406	Nuveen Gresham Diversified Commodity Strategy Fund (Class I), (3)	3,967,380
	Total Affiliated Commodity Funds (cost $4,974,639)	3,967,380

	Non-Affiliated Commodity Funds – 0.4%

71,300	United States Natural Gas Fund, (3)	621,736
	Total Non-Affiliated Commodity Funds (cost $826,054)	621,736
	Total Commodity Funds (cost $5,800,693)	4,589,116

	EQUITY FUNDS – 69.9%

	Affiliated Equity Funds – 69.9%

791,170	Nuveen Dividend Value Fund (Class R6)	12,619,153

164,624	Nuveen Global Infrastructure Fund (Class I)	1,665,992

222,294	Nuveen International Growth Fund (Class I)	8,778,372

237,533	Nuveen Large Cap Core Fund (Class I)	6,370,642

118,808	Nuveen Large Cap Growth Opportunities Fund (Class R6)	4,806,971

305,860	Nuveen Large Cap Select Fund (Class I)	6,352,717

261,097	Nuveen Large Cap Value Fund (Class I)	6,308,094

529,100	Nuveen NWQ Large-Cap Value Fund (Class I)	6,433,862

86,975	Nuveen Real Asset Income Fund (Class I)	1,927,356

140,959	Nuveen Real Estate Securities Fund (Class R6)	3,360,454

137,968	Nuveen Santa Barbara Dividend Growth Fund (Class R6)	4,864,752

233,139	Nuveen Small Cap Growth Opportunities Fund (Class I)	5,928,718

111,642	Nuveen Small Cap Select Fund (Class I)	1,492,656

276,580	Nuveen Small Cap Value Fund (Class I)	5,874,559

244,374	Nuveen Symphony International Equity Fund (Class I)	4,486,704

135,757	Nuveen Symphony Large-Cap Growth Fund (Class I)	4,819,386

226,619	Nuveen Symphony Low Volatility Equity Fund (Class I)	6,397,468

158,465	Nuveen Tradewinds Emerging Markets Fund (Class I)	3,373,727

376,766	Nuveen Tradewinds International Value Fund (Class I)	8,707,067

100,985	Nuveen Winslow Large-Cap Growth Fund (Class R6)	4,780,644
	Total Equity Funds (cost $99,124,811)	109,349,294

10	Nuveen Investments

Shares	Description (1), (2)				Value

	FIXED INCOME FUNDS – 17.2%

	Affiliated Fixed Income Funds – 17.2%

68,264	Nuveen All-American Municipal Bond Fund (Class I)				$791,861

291,150	Nuveen Core Bond Fund (Class R6)				2,864,914

267,188	Nuveen Core Plus Bond Fund (Class R6)				2,915,030

538,391	Nuveen High Yield Municipal Bond Fund (Class I)				9,163,414

129,921	Nuveen Preferred Securities Fund (Class I)				2,216,454

633,483	Nuveen Short Term Bond Fund (Class R6)				6,252,476

111,777	Nuveen Strategic Income Fund (Class R6)				1,172,536

86,112	Nuveen Symphony Credit Opportunities Fund (Class R6)				1,634,407
	Total Fixed Income Funds (cost $26,548,544)				27,011,092
	Total Long-Term Investments (cost $145,211,498)				154,073,973

Shares/ Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	SHORT-TERM INVESTMENTS – 1.8%

	Money Market Funds – 0.6%

994,409	First American Treasury Obligations Fund, Class Z	0.000% (5)	N/A	N/A	$994,409

	U.S. Government and Agency Obligations – 1.2%

$1,800	U.S. Treasury Bills, (6)	0.000%	4/28/16	AAA	1,797,942
	Total Short-Term Investments (cost $2,792,390)				2,792,351
	Total Investments (cost $148,003,888) – 100.2%				156,866,324
	Other Assets Less Liabilities – (0.2)% (7)				(279,735)
	Net Assets – 100%				$156,586,589

Investments in Derivatives as of November 30, 2015

Futures Contracts outstanding:

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value*	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)
MSCI EAFE Mini Index	Long	150	12/15	$13,080,000	$(8,250)	$261,426
MSCI Emerging Markets Index	Long	97	12/15	3,977,000	(1,455)	118,436
Russell 2000® E-Mini	Short	(85)	12/15	(10,165,150)	41,650	(356,023)
S&P 500® Index	Short	(92)	12/15	(9,567,080)	46,460	(281,640)
S&P MidCap 400® E-Mini	Long	67	12/15	9,782,670	(73,030)	331,574
U.S. Dollar Index	Long	19	12/15	1,903,990	2,603	76,085
				$9,011,430	$7,978	$149,858
*	The aggregate Notional Amount at Value of long and short positions is $28,743,660 and $(19,732,230), respectively.

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from

Nuveen Investments	11

Nuveen Strategy Growth Allocation Fund (continued)

Portfolio of Investments	November 30, 2015 (Unaudited)

sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Absolute Return Funds	$13,124,471	$—	$—	$13,124,471
Commodity Funds	4,589,116	—	—	4,589,116
Equity Funds	109,349,294	—	—	109,349,294
Fixed Income Funds	27,011,092	—	—	27,011,092
Short-Term Investments:
Money Market Funds	994,409	—	—	994,409
U.S. Government and Agency Obligations	—	1,797,942	—	1,797,942
Investments in Derivatives:
Futures Contracts*	149,858	—	—	149,858
Total	$155,218,240	$1,797,942	$—	$157,016,182
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of November 30, 2015, the cost of investments (excluding investments in derivatives) was $148,825,724.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of November 30, 2015, were as follows:

Gross unrealized:
Appreciation	$13,597,223
Depreciation	(5,556,623)
Net unrealized appreciation (depreciation) of investments	$8,040,600

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	A copy of the most recent financial statements for the underlying funds can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov. A copy of the most recent financial statements for the affiliated underlying funds are also available by calling Nuveen Investments at (800) 257-8787 or on its website at http://www.nuveen.com.

(3)	Non-income producing; fund has not declared a dividend within the past twelve months.

(4)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade.

(5)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(6)	Investment, or portion of investment, segregated as collateral for investments in derivatives. The yield shown is the effective yield as of the end of the reporting period.

(7)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter derivatives as well as the exchange-cleared and exchange-traded derivatives, when applicable.

N/A	Not Applicable

EAFE	Europe, Australasia and Far East

MSCI	Morgan Stanley Capital International Inc.

S&P	Standard & Poor’s

12	Nuveen Investments

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Strategy Funds, Inc.

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: January 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: January 29, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: January 29, 2016